UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
September 30, 2009

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 73.4% (57.4% of Total Investments)
		Capital Markets – 5.0%
374,500		Ameriprise Financial, Inc.	7.750%		A	$ 9,268,875
6,400		Credit Suisse	7.900%		Aa3	160,320
92,800		Deutsche Bank Capital Funding Trust I	7.350%		Aa3	2,111,200
1,201,135		Deutsche Bank Capital Funding Trust II	6.550%		Aa3	24,911,540
68,000		Deutsche Bank Capital Funding Trust IX	6.625%		Aa3	1,443,640
17,800		Deutsche Bank Capital Funding Trust V	8.050%		Aa3	438,592
132,951		Deutsche Bank Capital Funding Trust VIII	6.375%		Aa3	3,031,283
96,600		Deutsche Bank Contingent Capital Trust III	7.600%		Aa3	2,248,848
16,218		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A2	335,713
		Total Capital Markets				43,950,011
		Commercial Banks – 6.2%
134,660		ASBC Capital I	7.625%		A3	2,834,593
136,325		Banco Santander Finance	10.500%		A2	3,691,672
731,000		Banesto Holdings, Series A, 144A	10.500%		Baa1	16,127,688
243,928		BB&T Capital Trust VI	9.600%		A2	6,683,627
225,500		Cobank Agricultural Credit Bank, 144A	7.000%		N/R	7,836,125
82,000		Cobank Agricultural Credit Bank	0.000%		A	3,777,125
5,000		Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A2	104,000
101,900		HSBC Holdings PLC	6.200%		A2	2,193,907
202,101		National City Capital Trust II	6.625%		Baa1	4,353,256
289,600		PFCI Capital Corporation	7.750%		A3	6,850,864
		Total Commercial Banks				54,452,857
		Computers & Peripherals – 0.0%
3,300		IBM Inc., Trust Certificates, Series 2001-2	7.100%		A+	83,490
		Diversified Financial Services – 2.8%
21,200		ING Groep N.V	8.500%		Ba1	401,740
799,762		ING Groep N.V	7.200%		Ba1	12,724,213
729,555		ING Groep N.V	7.050%		Ba1	11,417,536
		Total Diversified Financial Services				24,543,489
		Diversified Telecommunication Services – 0.2%
6,896		BellSouth Capital Funding (CORTS)	7.120%		A	162,918
43,200		BellSouth Corporation (CORTS)	7.000%		A	1,011,152
18,300		Verizon Communications (CORTS)	7.625%		A	468,023
4,900		Verizon Communications, Series 2004-1 (SATURNS)	6.125%		A	120,050
		Total Diversified Telecommunication Services				1,762,143
		Electric Utilities – 5.2%
5,950		Entergy Louisiana LLC	7.600%		A-	150,833
1,157,400		Entergy Mississippi Inc.	7.250%		A-	29,340,090
63,300		Entergy Texas Inc.	7.875%		BBB+	1,709,100
25,442		FPL Group Capital Inc.	6.600%		A3	647,244
2,600		Georgia Power Company	6.000%		A	65,000
2,400		Georgia Power Company	5.900%		A	60,000
4,100		Gulf Power Company	5.875%		A	102,336
221,900		PPL Capital Funding, Inc.	6.850%		Baa2	5,565,252
319,475		PPL Energy Supply LLC	7.000%		BBB	8,322,324
		Total Electric Utilities				45,962,179
		Food Products – 0.5%
56,900		Dairy Farmers of America Inc., 144A	7.875%		BBB-	4,119,918
		Insurance – 20.2%
1,747,889		Aegon N.V.	6.375%		BBB	29,154,789
452,743		Allianz SE	8.375%		A+	10,847,722
963,483		Arch Capital Group Limited	8.000%		BBB-	23,605,334
720,846		Berkley WR Corporation, Capital Trust II	6.750%		BBB-	16,997,549
648,807		Delphi Financial Group, Inc.	8.000%		BBB+	14,598,158
404,400		Delphi Financial Group, Inc.	7.376%		BBB-	6,878,844
269,500		EverestRe Capital Trust II	6.200%		Baa1	6,042,190
599,080		Financial Security Assurance Holdings	6.250%		A+	9,004,951
485,400		Markel Corporation	7.500%		BBB	12,693,210
620,541		PartnerRe Limited, Series C	6.750%		BBB+	14,545,481
107,600		PLC Capital Trust III	7.500%		BBB	2,246,688
443,898		PLC Capital Trust IV	7.250%		BBB	9,317,419
12,463		Protective Life Corporation	7.250%		BBB	260,352
200,842		Prudential Financial Inc.	9.000%		BBB+	5,260,052
322,905		Prudential PLC	6.750%		A-	7,646,390
139,500		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	3,321,495
273,900		RenaissanceRe Holdings Ltd	6.600%		BBB+	6,231,225
2,200		Torchmark Capital Trust III	7.100%		BBB+	52,426
		Total Insurance				178,704,275
		IT Services – 0.0%
5,800		Vertex Industries Inc. (PPLUS)	7.625%		A	148,190
		Media – 7.5%
26,363		CBS Corporation	7.250%		BBB-	588,422
743,750		CBS Corporation	6.750%		BBB-	15,708,000
1,084,356		Comcast Corporation	7.000%		BBB+	27,087,213
965,340		Viacom Inc.	6.850%		BBB	22,550,342
400		Walt Disney Company (CORTS)	6.875%		A	10,300
		Total Media				65,944,277
		Multi-Utilities – 3.9%
543,823		Dominion Resources Inc.	8.375%		BBB	14,585,333
773,382		Xcel Energy Inc.	7.600%		Baa2	20,092,464
		Total Multi-Utilities				34,677,797
		Oil, Gas & Consumable Fuels – 2.1%
803,273		Nexen Inc.	7.350%		BB+	18,427,083
		Pharmaceuticals – 0.0%
4,600		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	114,218
3,100		Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	79,546
		Total Pharmaceuticals				193,764
		Real Estate/Mortgage – 17.4%
514,503		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	9,775,557
19,908		Developers Diversified Realty Corporation, Series H	7.375%		Ba1	349,385
23,767		Developers Diversified Realty Corporation	7.500%		Ba1	418,299
3,001		Duke Realty Corpoation, Series O	8.375%		Baa3	72,834
162,167		Duke Realty Corporation, Series L	6.600%		Baa3	3,244,962
4,800		Harris Preferred Capital Corporation, Series A	7.375%		A1	112,272
1,022,865		HRPT Properties Trust, Series B	8.750%		Baa3	24,139,614
42,480		HRPT Properties Trust, Series C	7.125%		Baa3	850,874
73,300		Kimco Realty Corporation, Series F	6.650%		Baa2	1,556,159
735,530		Kimco Realty Corporation, Series G	7.750%		Baa2	17,910,156
89,050		Prologis Trust, Series G	6.750%		Baa3	1,754,285
41,400		Public Storage, Inc., Series E	6.750%		Baa1	927,360
17,530		Public Storage, Inc., Series H	6.950%		Baa1	403,015
67,600		Public Storage, Inc., Series Y	6.850%		Baa1	1,546,350
123,700		Realty Income Corporation	7.375%		Baa2	3,085,078
447,758		Realty Income Corporation	6.750%		Baa2	10,790,968
190,545		Regency Centers Corporation	7.450%		BBB-	4,325,372
221,836		Regency Centers Corporation	7.250%		BBB-	4,924,759
701,321		Vornado Realty LP	7.875%		BBB	17,533,025
1,932,592		Wachovia Preferred Funding Corporation	7.250%		A-	39,308,919
160,100		Weingarten Realty Trust	8.100%		BBB	3,314,070
149,245		Weingarten Realty Trust	6.950%		Baa3	3,104,296
198,268		Weingarten Realty Trust	6.500%		Baa3	3,965,360
		Total Real Estate/Mortgage				153,412,969
		Wireless Telecommunication Services – 2.4%
2,000		Telephone and Data Systems Inc.	7.600%		Baa2	46,000
830,959		United States Cellular Corporation	8.750%		Baa2	20,981,715
2,200		United States Cellular Corporation	7.500%		Baa2	52,052
		Total Wireless Telecommunication Services				21,079,767
		Total $25 Par (or similar) Preferred Securities (cost $722,139,284)				647,462,209

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 0.9% (0.7% of Total Investments)
		Commercial Banks – 0.4%
$ 4,400		Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Baa2	$ 3,669,098
		Food Products – 0.5%
5,000		FPL Group Capital Inc., (MMB)	6.650%	6/15/67	A3	4,606,720
$ 9,400		Total Corporate Bonds (cost $9,469,473)				8,275,818

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 46.2% (36.1% of Total Investments)
		Capital Markets – 1.3%
3,600		MUFG Capital Finance	4.850%	7/25/56	A2	$ 4,346,515
7,900		UBS Perferred Funding Trust I	8.622%	10/01/51	A1	7,277,630
		Total Capital Markets				11,624,145
		Commercial Banks – 27.5%
5,500		AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	4,302,859
23,400		AgFirst Farm Credit Bank	8.393%	12/15/16	A	17,623,733
6,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	4,845,619
15,724		Banco Santander Finance	10.500%	9/29/49	A2	16,903,300
34,700		Barclays Bank PLC, 144A	8.550%	6/15/15	BBB+	31,924,000
5,000		Barclays Bank PLC, (4)	6.278%	12/15/34	A+	3,875,000
6,000		BBVA International Unipersonal	5.919%	4/18/58	A2	4,506,348
6,250		Credit Agricole, S.A, 144A	6.637%	5/30/49	Aa3	4,531,250
13,500		Credit Agricole, S.A	9.750%	12/26/54	Aa3	14,006,250
1,500		First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,012,140
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	16,234,643
6,800		Fulton Capital Trust I	6.290%	2/01/36	Baa2	4,159,098
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	5,359,125
6,000		KeyCorp Capital III	7.750%	7/15/29	Baa2	5,324,562
10,900		Lloyd’s Banking Group PLC, 144A	0.000%	10/01/49	B3	6,336,344
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	7,480,000
10,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	8,304,200
26,200		Rabobank Nederland, 144A	11.000%	12/31/49	Aa2	32,184,604
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	6,169,136
12,000		Royal Bank of Scotland Group PLC	9.118%	3/31/49	B-	11,101,188
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A3	4,344,630
650		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	534,435
3,000		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Ba1	2,891,556
9,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	8,370,000
1,500		Union Bank of Norway	7.068%	11/19/49	A2	2,129,173
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB+	18,225,000
		Total Commercial Banks				242,678,193
		Diversified Financial Services – 1.9%
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa3	12,198,288
1,775		JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A1	1,653,524
3,000		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/66	A1	2,885,580
		Total Diversified Financial Services				16,737,392
		Diversified Telecommunication Services – 3.7%
32		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	32,350,781
		Insurance – 10.0%
2,200		AXA SA, 144A	6.463%	12/14/49	BBB+	1,738,000
8,000		AXA SA, 144A	6.379%	6/14/57	BBB+	6,480,000
6,750		AXA-UAP	8.600%	12/15/30	A-	7,035,998
6,600		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	5,511,000
800		Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	720,000
3,500		MetLife Capital Trust IV, 144A	7.875%	12/15/37	Baa1	3,342,500
6,400		National Financial Services Inc.	6.750%	5/15/37	Baa2	4,829,965
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	797,558
12,300		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	7,415,658
17,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	14,432,000
6,300		Progressive Corporation	6.700%	6/15/67	A2	5,423,859
6,600		Prudential Financial Inc.	8.875%	6/15/18	BBB+	6,567,000
2,850		Prudential PLC	6.500%	6/29/49	A-	2,337,000
28,900		XL Capital, Limited	6.500%	10/15/57	BBB-	21,097,000
957		ZFS Finance USA Trust V	6.500%	5/09/67	A	794,310
		Total Insurance				88,521,848
		Real Estate – 1.3%
11		Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BBB+	11,041,250
		Road & Rail – 0.5%
4,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	4,102,146
		Total Capital Preferred Securities (cost $471,157,904)				407,055,755

Shares		Description (1)				Value
		Investment Companies – 3.5% (2.8% of Total Investments)
838,654		Blackrock Preferred Income Strategies Fund				$ 7,556,273
1,025,979		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				13,276,168
728,065		John Hancock Preferred Income Fund III				10,367,646
		Total Investment Companies (cost $51,148,059)				31,200,087

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 3.9% (3.0% of Total Investments)
	U.S. Government and Agency Obligations – 0.8% (0.6% of Total Investments)
$ 7,000	U.S Treasury Notes	1.500%	10/31/10	AAA	$ 7,080,395
7,000	Total U.S. Government and Agency Obligations				7,080,395

	Repurchase Agreement – 3.1% (2.4% of Total Investments)
27,301	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $27,301,388, collateralized by $25,665,000 U.S. Treasury Notes, 4.625%, due 2/29/12, value $27,849,092	0.010%	10/01/09	N/A	27,301,380
	Total Short-Term Investments (cost $34,316,009)				34,381,775
	Total Investments (cost $1,288,230,729) – 127.9%				1,128,375,644
	Borrowings – (27.6)% (5), (6)				(244,000,000)
	Other Assets Less Liabilities – (0.3)%				(2,370,727)
	Net Assets Applicable to Common Shares – 100%				$ 882,004,917

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$590,533,341	$460,109,623	$3,875,000	$1,054,517,964
Corporate Bonds	–	8,275,818	–	8,275,818
Investment Companies	31,200,087	–	–	31,200,087
Short-Term Investments	34,381,775	–	–	34,381,775
Total	$656,115,203	$468,385,441	$3,875,000	$1,128,375,644

*Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

				Level 3
				Investments
Balance at beginning of period				$ —
Gains (losses):
Net realized gains (losses)				—
Net change in unrealized appreciation (depreciation)				149,936
Net purchases at cost (sales at proceeds)				3,725,000
Net discounts (premiums)				64
Net transfers in to (out of) at end of period fair value				—
Balance at end of period				$3,875,000

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $1,290,486,176.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation				$ 21,415,973
Depreciation				(183,526,505)

Net unrealized appreciation (depreciation) of investments				$ (162,110,532)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less then $1,000.
(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Borrowings as a percentage of Total Investments is 21.6%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $959,416,039 have been pledged as collateral for Borrowings.

N/A	Not applicable.
N/R	Not rated.
(MMB)	Middle Market Bank.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
SATURNS	Structured Asset Trust Unit Repackaging

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                           Print the name and title of each signing officer under his or her signature.